Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Abstract]
Schedule of Detailed Information About Borrowings

	Currency	Maturity dates	Interest rates	2018 £m	2017 £m

Eurobonds	Euro	2019 to 2045	0.4% to 4.9%	8,717	8,585

	Euro	2021	3m EURIBOR +50bps	986	1,326

	UK sterling	2019 to 2055	1.8% to 7.3%	4,671	4,680

	US dollar	2019	1.6%	512	482

	Swiss franc	2021 to 2026	0.6% to 1.4%	523	498

Bonds issued pursuant to Rules under the US Securities Act (as amended)	US dollar	2019 to 2047	2.3% to 8.1%	25,428	25,545

	US dollar	2020 to 2022	USD 3m LIBOR + 59bps to 88bps	1,381	1,665

Bonds and notes				42,218	42,781

Commercial paper				536	1,200

Other loans				3,859	4,466

Bank loans				608	512

Bank overdrafts				274	469

Finance leases				14	22

				47,509	49,450

Schedule of Detailed Information About Repayment of Borrowings

Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2018 £m	2017 £m	2018 £m	2017 £m

Within one year	4,225	5,423	5,636	6,381

Between one and two years	7,261	2,344	8,471	3,609

Between two and three years	2,958	7,011	4,086	8,141

Between three and four years	7,095	2,913	8,131	4,034

Between four and five years	2,580	6,857	3,462	7,836

Beyond five years	23,390	24,902	32,712	34,842

	47,509	49,450	62,498	64,843

Schedule of Analysis of Borrowings by Currency

Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	US dollar £m	UK sterling £m	Euro £m	Canadian dollar £m	Other currencies £m	Total £m

31 December 2018

Total borrowings	32,612	3,803	450	10,089	–	555	47,509

Effect of derivative financial instruments

– cross-currency swaps	4,029	17	(450)	(3,653)	–	(256)	(313)

– forward foreign currency contracts	(1,905)	1,961	–	(389)	–	321	(12)

	34,736	5,781	–	6,047	–	620	47,184

31 December 2017

Total borrowings	32,580	4,789	450	10,837	–	794	49,450

Effect of derivative financial instruments

– cross-currency swaps	3,903	16	(450)	(3,613)	–	(243)	(387)

– forward foreign currency contracts	(1,142)	922	–	(388)	215	388	(5)

	35,341	5,727	–	6,836	215	939	49,058

Schedule of Analysis of Borrowings by Interest Rate Changes

The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m

31 December 2018

Total borrowings	10,384	4,540	1,967	4,577	2,585	23,456	47,509

Effect of derivative financial instruments

– interest rate swaps	3,069	(589)	(539)	(236)	–	(1,705)	–

– cross-currency swaps	1,318	–	(793)	–	(700)	(138)	(313)

	14,771	3,951	635	4,341	1,885	21,613	47,196

31 December 2017

Total borrowings	12,516	2,325	4,321	1,941	4,332	24,015	49,450

Effect of derivative financial instruments

– interest rate swaps	2,995	—	(554)	(533)	(222)	(1,686)	–

– cross-currency swaps	1,287	(17)	–	(775)	–	(882)	(387)

	16,798	2,308	3,767	633	4,110	21,447	49,063

Schedule of Analysis of Net Debt

The Group defines net debt as follows:

	2018 £m	2017 £m

Borrowings*	47,509	49,450

Derivatives in respect of net debt:

– assets (note 16)	(647)	(640)

– liabilities (note 16)	269	117

Cash and cash equivalents (note 18)	(2,602)	(3,291)

Current investments held at fair value (note 15)	(178)	(65)

	44,351	45,571

*	Borrowings as at 31 December 2018 include £944 million (2017: £947 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds.

Schedule of Analysis of Net Debt Movements

The movements in net debt are presented below:

							2018 £m

	Opening balance	Accounting policy change (IFRS 9) (note 31)	Revised opening balance	Subsidiaries acquired	Cash flow	Foreign exchange, accrued interest and other	Closing balance

Borrowings	49,450	–	49,450	–	(3,671)	1,730	47,509

Derivatives in respect of net debt:

– assets (note 16)	(640)	–	(640)	–	109	(116)	(647)

– liabilities (note 16)	117	–	117	–	(6)	158	269

Cash and cash equivalents (note 18)	(3,291)	–	(3,291)	(1)	563	127	(2,602)

Current investments held at fair value (note 15)	(65)	(144)	(209)	–	9	22	(178)

	45,571	(144)	45,427	(1)	(2,996)	1,921	44,351

					2017 £m

	Opening balance	Subsidiaries acquired	Cash flow	Foreign exchange, accrued interest and other	Closing balance

Borrowings	19,495	11,203	20,024	(1,272)	49,450

Derivatives in respect of net debt:

– assets (note 16)	(809)	-	106	63	(640)

– liabilities (note 16)	300	-	(380)	197	117

Cash and cash equivalents (note 18)	(2,204)	(1,288)	57	144	(3,291)

Current investments held at fair value (note 15)	(15)	-	(44)	(6)	(65)

	16,767	9,915	19,763	(874)	45,571